FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 1999

        Check here if Amendment [X]: Amendment Number: 1

        This Amendment (Check only one.):

                               [X] is a restatement

                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey Halis
New York, New York               November 29, 1999


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        35

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Form 13F Information Table Value Total:
                                          $74,474 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-
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Name
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
                                                             FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Associated Bank Corp.            COM         045487105     566     15653      SH     SOLE                15653
Brookline Bancorp                COM         113739106     642     63049      SH     SOLE                55209
Commercial Federal               COM         201647104     255     12991      SH     SOLE                12991
Empire Federal Bancorp           COM         291657104     236     21016      SH     SOLE                21016
Fidelity Financial of Ohio       COM         31614P107     270     14865      SH     SOLE                14865
First Citizens Bancshares        COM         31946M103     492      6409      SH     SOLE                 6409
First Federal Bankshares-IA      COM         319967105     571     62596      SH     SOLE                62596
Harris Financial Inc.            COM         414570101     369     33757      SH     SOLE                33757
Homestead Bancorp                COM         437698103     117     15591      SH     SOLE                15591
Hudson City Bancorp              COM         443683107    5672    412500      SH     SOLE               412500
Leeds Federal Bankshares Inc.    COM         52422P105     996    113845      SH     SOLE               113845
Liberty  - MO                    COM         531204105    1089     86243      SH     SOLE                86243
Liberty Bancorp                  COM         529905101    1475    245796      SH     SOLE               245796
Peoples Financial                COM         71103A104     302     31374      SH     SOLE                31374
Sound Federal Bancorp            COM         83607T109     316     33488      SH     SOLE                33488
Three Rivers Financial Corp.     COM         88562H107     686     46526      SH     SOLE                46526
Willow Grove Bancorp             COM         97111E101     702     76961      SH     SOLE                76961
Alleghany Corp                   COM         017175100    1176      6646      SH     SOLE                 6646
Associated Group Cl B            COM         045651205    1267     20923      SH     SOLE                20923
Cardinal Health                  COM         14149Y108     545     10000      SH     SOLE                10000
Chicago Title Corp               COM         168228104    3149     78839      SH     SOLE                78839
Echelon Int'l                    COM         278747100   16521    665832      SH     SOLE               665832
Labone Inc.                      COM         505353102     379     40419      SH     SOLE                40419
Liberte Investors                COM         530152107     105     30428      SH     SOLE                30428
Littelfuse Inc.                  COM         537008104     304     13677      SH     SOLE                13677
Magellan Health Services         COM         161241708     586     80100      SH     SOLE                80100
Octel Corp                       COM         675727101   12603   1120252      SH     SOLE              1120252
Petrie Stores                    COM         716434105     693    299545      SH     SOLE               299545
Price Enterprises                COM         741444202    2398    305753      SH     SOLE               305753
Primex Technologies              COM         741597108    4907    248437      SH     SOLE               248437
Quest Diagnostics                COM         74834L100    1306     50238      SH     SOLE                50238
Richmond County Financial        COM         764556106     491     26080      SH     SOLE                26080
Telephone & Data                 COM         879433100    5983     67365      SH     SOLE                67365
United Bankshares Inc.           COM         909907107    1342     55200      SH     SOLE                55200
Walter Industries                COM         93317Q105    5963    441705      SH     SOLE               252705